Accounts Payable and Accrued Expenses (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Accrued salaries	$ 6,857	$ 6,445
Taxes Payble	5,861	4,347
Accrued fees	112	328
Accrued interest	0	153
Accrued bond interest	3,855	3,855
Other	326	589
Total accrued expenses	$ 17,011	$ 15,717